Transactions with Related Parties - Statement of Operations (Tables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Voyage expenses	$ (31,676)	$ (19,704)	$ (9,209)
Depreciation	(25,881)	(14,966)	(3,466)
General and administrative expenses	(28,314)	(30,972)	(39,708)
Interest and finance costs	(2,934)	(15,239)	(1,563)
Loss on Private Placement	0	(7,600)	0
Related parties
Time charter	9,168	3,988	1,800
Voyage expenses	(3,743)	(1,526)	(390)
Depreciation	(629)	0	0
General and administrative expenses	(22,986)	(23,850)	(32,397)
Commissions for assets sold	(3,568)	(85)	(886)
Loss from sale of vessel owning companies, net of commissions	0	0	(22,318)
Interest and finance costs	(2,924)	(13,070)	(1,789)
Loss on Private Placement	$ 0	$ (7,600)	$ 0